Other non-current assets (Details)			1 Months Ended	12 Months Ended
	Mar. 06, 2015 EUR (€) item	May 30, 2014 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 EUR (€)	Nov. 06, 2017 EUR (€)	Nov. 05, 2017 EUR (€)
Other non-current assets
Guaranteed deposits				€ 1,400,000
Other guarantees				400,000
Total sale consideration		€ 4,300,000
Upfront payment received		€ 3,500,000
Final payment receivable				€ 800,000
Pending amount received on early termination of agreement			€ 800,000
Senior, unsecured convertible bonds due 2018
Total principal amount	€ 25,000,000				€ 18,000,000	€ 25,000,000
Nominal value per convertible bond	€ 100,000
Number of interest payments | item	4
Interest payments classified as other current financial assets			1,130,000
Tax credit receivables recognized as other non-current assets			€ 2,100,000